Restructuring Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring Expenses [Abstract]
Summary Of Aggregated Restructuring Expenses By Type

	Year ended December 31,
	2009	2010	2011
Employee related expenses	19,437	4,534	—
Contract termination related expenses	2,799	779	—
Impairment charges	4,623	—	—
Transition expenses	4,366	3,806	—
Expenses buy out RTP	3,940	—	—
Other expenses	522	2,082	—

Total restructuring expenses	35,687	11,201	—